FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07851
                                    ---------

                    FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
                    ----------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period:  3/31/09
                           -------



Item 1. Schedule of Investments.

Franklin Templeton Fund Allocator Series

QUARTERLY STATEMENTS OF INVESTMENTS
MARCH 31, 2009

CONTENTS

Franklin Templeton 2015 Retirement Target Fund .............................   3
Franklin Templeton 2025 Retirement Target Fund .............................   4
Franklin Templeton 2035 Retirement Target Fund .............................   5
Franklin Templeton 2045 Retirement Target Fund .............................   6
Franklin Templeton Conservative Target Fund ................................   7
Franklin Templeton Corefolio Allocation Fund ...............................   8
Franklin Templeton Founding Funds Allocation Fund ..........................   9
Franklin Templeton Growth Target Fund ......................................  10
Franklin Templeton Moderate Target Fund ....................................  11
Franklin Templeton Perspectives Allocation Fund ............................  12
Notes to Statements of Investments .........................................  13

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series


                     Quarterly Statements of Investments | 1

                      This page intentionally left blank.

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED)

    FRANKLIN TEMPLETON 2015 RETIREMENT TARGET FUND                                  SHARES            VALUE
    ----------------------------------------------                             ---------------   ---------------
    INVESTMENTS IN UNDERLYING FUNDS(a)
    DOMESTIC EQUITY 44.6%
(b) Franklin Flex Cap Growth Fund, Advisor Class ...........................            84,523   $     2,505,261
(b) Franklin Growth Opportunities Fund, Advisor Class ......................            75,072           974,429
    Franklin MicroCap Value Fund, Advisor Class ............................            22,723           413,110
(b) Franklin Natural Resources Fund, Advisor Class                                      19,392           410,337
(b) Franklin Small Cap Growth Fund, Advisor Class ..........................            68,611           396,569
    Mutual Shares Fund, Class Z ............................................           142,241         1,961,510
                                                                                                 ---------------
                                                                                                       6,661,216
                                                                                                 ---------------
    DOMESTIC FIXED INCOME 19.1%
    Franklin Total Return Fund, Advisor Class ...............................          143,966         1,256,825
    Franklin U.S. Government Securities Fund, Advisor Class .................          240,648         1,609,937
                                                                                                 ---------------
                                                                                                       2,866,762
                                                                                                 ---------------
    FOREIGN EQUITY 21.4%
    Franklin Global Real Estate Fund, Advisor Class ........................            45,810           180,035
(b) Franklin Gold and Precious Metals Fund, Advisor Class ..................            24,236           713,757
    Mutual European Fund, Class Z ..........................................            72,611         1,141,447
    Templeton China World Fund, Advisor Class ..............................            25,108           542,845
    Templeton Foreign Fund, Advisor Class ..................................           153,199           618,923
                                                                                                 ---------------
                                                                                                       3,197,007
                                                                                                 ---------------
    FOREIGN FIXED INCOME 10.4%
    Franklin Templeton Emerging Market Debt Opportunities Fund .............             6,533            49,196
    Templeton Global Bond Fund, Advisor Class ..............................           136,376         1,506,956
                                                                                                 ---------------
                                                                                                       1,556,152
                                                                                                 ---------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT TERM INVESTMENTS
       (COST $19,013,498) 95.5% ............................................                          14,281,137
                                                                                                 ---------------
    SHORT TERM INVESTMENTS (COST $951,078) 6.4%
    MONEY MARKET FUNDS 6.4%
(c) Franklin Institutional Fiduciary Trust Money Market Portfolio, 0.13% ...           951,078           951,078
                                                                                                 ---------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $19,964,576) 101.9% ........                          15,232,215
    OTHER ASSETS, LESS LIABILITIES (1.9)% ..................................                            (287,033)
                                                                                                 ---------------
    NET ASSETS 100.0% ......................................................                     $    14,945,182
                                                                                                 ===============

(a)  See Note 4 regarding investments in Underlying Funds.

(b)  Non-income producing.

(c)  The rate shown is the annualized seven-day yield at period end.

                    See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 3

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED)

    FRANKLIN TEMPLETON 2025 RETIREMENT TARGET FUND                                 SHARES             VALUE
    ----------------------------------------------                             ---------------   ---------------
    INVESTMENTS IN UNDERLYING FUNDS(a)
    DOMESTIC EQUITY 52.4%
(b) Franklin Flex Cap Growth Fund, Advisor Class ...........................            92,800   $     2,750,606
(b) Franklin Growth Opportunities Fund, Advisor Class ......................            84,523         1,097,115
    Franklin MicroCap Value Fund, Advisor Class ............................            24,820           451,230
(b) Franklin Natural Resources Fund, Advisor Class .........................            21,414           453,113
(b) Franklin Small Cap Growth Fund, Advisor Class ..........................            75,939           438,928
    Mutual Shares Fund, Class Z ............................................           158,138         2,180,716
                                                                                                 ---------------
                                                                                                       7,371,708
                                                                                                 ---------------
    DOMESTIC FIXED INCOME 10.7%
    Franklin Total Return Fund, Advisor Class ..............................            76,204           665,258
    Franklin U.S. Government Securities Fund, Advisor Class ................           126,122           843,758
                                                                                                 ---------------
                                                                                                       1,509,016
                                                                                                 ---------------
    FOREIGN EQUITY 24.4%
    Franklin Global Real Estate Fund, Advisor Class ........................            49,588           194,881
(b) Franklin Gold and Precious Metals Fund, Advisor Class ..................            25,555           752,598
    Mutual European Fund, Class Z ..........................................            80,616         1,267,283
    Templeton China World Fund, Advisor Class ..............................            26,839           580,250
    Templeton Foreign Fund, Advisor Class ..................................           157,837           637,662
                                                                                                 ---------------
                                                                                                       3,432,674
                                                                                                 ---------------
    FOREIGN FIXED INCOME 5.9%
    Franklin Templeton Emerging Market Debt Opportunities Fund .............             3,205            24,132
    Templeton Global Bond Fund, Advisor Class ..............................            72,974           806,360
                                                                                                 ---------------
                                                                                                         830,492
                                                                                                 ---------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT TERM INVESTMENTS
       (COST $18,319,626) 93.4% .............................................                         13,143,890
                                                                                                 ---------------
    SHORT TERM INVESTMENTS (COST $961,912) 6.8%
    MONEY MARKET FUNDS 6.8%
(c) Franklin Institutional Fiduciary Trust Money Market Portfolio, 0.13% ...           961,912           961,912
                                                                                                 ---------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $19,281,538) 100.2% ........                          14,105,802
    OTHER ASSETS, LESS LIABILITIES (0.2)% ..................................                             (27,514)
                                                                                                 ---------------
    NET ASSETS 100.0% ......................................................                     $    14,078,288
                                                                                                 ===============

(a)  See Note 4 regarding investments in Underlying Funds.

(b)  Non-income producing.

(c)  The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                    4 | Quarterly Statements of Investments

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED)

    FRANKLIN TEMPLETON 2035 RETIREMENT TARGET FUND                                  SHARES            VALUE
    ----------------------------------------------                             ---------------   ---------------
    INVESTMENTS IN UNDERLYING FUNDS(a)
    DOMESTIC EQUITY 64.1%
(b) Franklin Flex Cap Growth Fund, Advisor Class ...........................            63,474   $     1,881,360
(b) Franklin Growth Opportunities Fund, Advisor Class ......................            56,804           737,316
    Franklin MicroCap Value Fund, Advisor Class ............................            17,101           310,905
(b) Franklin Natural Resources Fund, Advisor Class .........................            14,571           308,321
(b) Franklin Small Cap Growth Fund, Advisor Class ..........................            51,367           296,902
    Mutual Shares Fund, Class Z ............................................           111,557         1,538,366
                                                                                                 ---------------
                                                                                                       5,073,170
                                                                                                 ---------------
    DOMESTIC FIXED INCOME 3.7%
    Franklin Total Return Fund, Advisor Class ..............................            14,723           128,533
    Franklin U.S. Government Securities Fund, Advisor Class ................            24,768           165,699
                                                                                                 ---------------
                                                                                                         294,232
                                                                                                 ---------------
    FOREIGN EQUITY 29.8%
    Franklin Global Real Estate Fund, Advisor Class ........................            33,257           130,701
(b) Franklin Gold and Precious Metals Fund, Advisor Class ..................            18,544           546,111
    Mutual European Fund, Class Z ..........................................            54,234           852,558
    Templeton China World Fund, Advisor Class ..............................            18,168           392,799
    Templeton Foreign Fund, Advisor Class ..................................           107,511           434,346
                                                                                                 ---------------
                                                                                                       2,356,515
                                                                                                 ---------------
    FOREIGN FIXED INCOME 2.1%
    Franklin Templeton Emerging Market Debt Opportunities Fund .............               639             4,810
    Templeton Global Bond Fund, Advisor Class ..............................            14,046           155,204
                                                                                                 ---------------
                                                                                                         160,014
                                                                                                 ---------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT TERM INVESTMENTS
       (COST $11,201,700) 99.7% ............................................                           7,883,931
                                                                                                 ---------------
    SHORT TERM INVESTMENTS (COST $31,002) 0.4%
    MONEY MARKET FUNDS 0.4%
(c) Franklin Institutional Fiduciary Trust Money Market Portfolio, 0.13% ...            31,002           31,002
                                                                                                 ---------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS(COST $11,232,702) 100.1% .........                           7,914,933
    OTHER ASSETS, LESS LIABILITIES (0.1)% ..................................                              (5,333)
                                                                                                 ---------------
    NET ASSETS 100.0% ......................................................                     $     7,909,600
                                                                                                 ===============

(a)  See Note 4 regarding investments in Underlying Funds.

(b)  Non-income producing.

(c)  The rate shown is the annualized seven-day yield at period end.


                     See Notes to Statements of Investments.


                     Quarterly Statements of Investments | 5

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED)

    FRANKLIN TEMPLETON 2045 RETIREMENT TARGET FUND                                 SHARES             VALUE
    ----------------------------------------------                             ---------------   ---------------
    INVESTMENTS IN UNDERLYING FUNDS(a)
    DOMESTIC EQUITY 67.4%
(b) Franklin Flex Cap Growth Fund, Advisor Class ...........................            40,878   $     1,211,629
(b) Franklin Growth Opportunities Fund, Advisor Class ......................            38,886           504,741
    Franklin MicroCap Value Fund, Advisor Class ............................            11,505           209,161
(b) Franklin Natural Resources Fund, Advisor Class .........................            10,016           211,930
(b) Franklin Small Cap Growth Fund, Advisor Class ..........................            34,667           200,375
    Mutual Shares Fund, Class Z ............................................            71,249           982,527
                                                                                                 ---------------
                                                                                                       3,320,363
                                                                                                 ---------------
    FOREIGN EQUITY 32.2%
    Franklin Global Real Estate Fund, Advisor Class ........................            22,757            89,437
(b) Franklin Gold and Precious Metals Fund, Advisor Class ..................            12,454           366,768
    Mutual European Fund, Class Z ..........................................            36,618           575,638
    Templeton China World Fund, Advisor Class ..............................            12,416           268,436
    Templeton Foreign Fund, Advisor Class ..................................            71,071           287,126
                                                                                                 ---------------
                                                                                                       1,587,405
                                                                                                 ---------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT TERM INVESTMENTS
       (COST $6,985,781) 99.6% .............................................                           4,907,768
                                                                                                 ---------------
    SHORT TERM INVESTMENTS (COST $10,607) 0.2%
    MONEY MARKET FUNDS 0.2%
(c) Franklin Institutional Fiduciary Trust Money Market Portfolio, 0.13% ...            10,607            10,607
                                                                                                 ---------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $6,996,388) 99.8% ..........                           4,918,375
    OTHER ASSETS, LESS LIABILITIES 0.2% ....................................                               8,667
                                                                                                 ---------------
    NET ASSETS 100.0% ......................................................                     $     4,927,042
                                                                                                 ===============

(a)  See Note 4 regarding investments in Underlying Funds.

(b)  Non-income producing.

(c)  The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                     6 | Quarterly Statements of Investments

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED)

    FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND                                     SHARES           VALUE
    -------------------------------------------                                ---------------   ---------------
    INVESTMENTS IN UNDERLYING FUNDS(a)
    DOMESTIC EQUITY 26.5%
(b) Franklin Flex Cap Growth Fund, Advisor Class ...........................         1,627,795   $    48,247,843
(b) Franklin Growth Opportunities Fund, Advisor Class ......................         1,489,105        19,328,589
    Franklin MicroCap Value Fund, Advisor Class ............................           463,508         8,426,567
(b) Franklin Natural Resources Fund, Advisor Class .........................           367,391         7,773,985
(b) Franklin Small Cap Growth Fund, Advisor Class ..........................         1,296,097         7,491,438
    Mutual Shares Fund, Class Z ............................................         2,799,271        38,601,940
                                                                                                 ---------------
                                                                                                     129,870,362
                                                                                                 ---------------
    DOMESTIC FIXED INCOME 26.4%
    Franklin Total Return Fund, Advisor Class ..............................         6,506,098        56,798,234
    Franklin U.S. Government Securities Fund, Advisor Class ................        10,879,999        72,787,194
                                                                                                 ---------------
                                                                                                     129,585,428
                                                                                                 ---------------
    FOREIGN EQUITY 12.6%
    Franklin Global Real Estate Fund, Advisor Class ........................           930,147         3,655,479
(b) Franklin Gold and Precious Metals Fund, Advisor Class ..................           494,129        14,552,110
    Mutual European Fund, Class Z ..........................................         1,339,723        21,060,452
    Templeton China World Fund, Advisor Class ..............................           465,600        10,066,271
    Templeton Foreign Fund, Advisor Class ..................................         3,031,707        12,248,096
                                                                                                 ---------------
                                                                                                      61,582,408
                                                                                                 ---------------
    FOREIGN FIXED INCOME 14.4%
    Franklin Templeton Emerging Market Debt Opportunities Fund .............           276,165         2,079,523
    Templeton Global Bond Fund, Advisor Class ..............................         6,213,222        68,656,100
                                                                                                 ---------------
                                                                                                      70,735,623
                                                                                                 ---------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT TERM INVESTMENTS
       (COST $451,756,802) 79.9% ...........................................                         391,773,821
                                                                                                 ---------------
    SHORT TERM INVESTMENTS (COST $100,573,845) 20.5%
    MONEY MARKET FUNDS 20.5%
(c) Franklin Institutional Fiduciary Trust Money Market Portfolio, 0.13% ...       100,573,845       100,573,845
                                                                                                 ---------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $552,330,647) 100.4% .......                         492,347,666
    OTHER ASSETS, LESS LIABILITIES (0.4)% ..................................                          (2,136,289)
                                                                                                 ---------------
    NET ASSETS 100.0% ......................................................                     $   490,211,377
                                                                                                 ===============

(a)  See Note 4 regarding investments in Underlying Funds.

(b)  Non-income producing.

(c)  The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                     Quarterly Statements of Investments | 7

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED)

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND                                        SHARES            VALUE
--------------------------------------------                                   ---------------   ---------------
    INVESTMENTS IN UNDERLYING FUNDS(a)
    DOMESTIC EQUITY 75.1%
    Franklin Capital Growth Fund, Advisor Class ............................        11,998,837   $    88,071,467
    Franklin Growth Fund, Advisor Class ....................................         3,293,652        88,006,384
    Mutual Shares Fund, Class Z ............................................         6,229,731        85,907,992
                                                                                                 ---------------
                                                                                                     261,985,843
                                                                                                 ---------------
    FOREIGN EQUITY 24.8%
    Templeton Growth Fund Inc., Advisor Class ..............................         7,623,636        86,680,738
                                                                                                 ---------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT TERM INVESTMENTS
       (COST $522,118,341) 99.9% ...........................................                         348,666,581
                                                                                                 ---------------
    SHORT TERM INVESTMENTS (COST $832,815) 0.2%
    MONEY MARKET FUNDS 0.2%
(b) Franklin Institutional Fiduciary Trust Money Market Portfolio, 0.13% ...           832,815           832,815
                                                                                                 ---------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $522,951,156) 100.1% .......                         349,499,396
    OTHER ASSETS, LESS LIABILITIES (0.1)% ..................................                            (500,750)
                                                                                                 ---------------
    NET ASSETS 100.0% ......................................................                     $   348,998,646
                                                                                                 ===============

(a) See Note 4 regarding investments in Underlying Funds.

(b)The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                     8 | Quarterly Statements of Investments

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED)

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND                                   SHARES            VALUE
-------------------------------------------------                              ---------------   ---------------
    INVESTMENTS IN UNDERLYING FUNDS(a)
    DOMESTIC EQUITY 33.0%
    Mutual Shares Fund, Class Z ............................................       157,107,955   $ 2,166,518,705
                                                                                                 ---------------
    DOMESTIC HYBRID 33.4%
    Franklin Income Fund, Advisor Class ....................................     1,424,912,012     2,194,364,498
                                                                                                 ---------------
    FOREIGN EQUITY 33.2%
    Templeton Growth Fund Inc., Advisor Class ..............................       191,632,739     2,178,864,246
                                                                                                 ---------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT TERM INVESTMENTS
       (COST $11,442,946,151) 99.6% ........................................                       6,539,747,449
                                                                                                 ---------------
    SHORT TERM INVESTMENTS (COST $46,277,940) 0.7%
    MONEY MARKET FUNDS 0.7%
(b) Franklin Institutional Fiduciary Trust Money Market Portfolio, 0.13% ...        46,277,940        46,277,940
                                                                                                 ---------------
TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $11,489,224,091) 100.3% ........                       6,586,025,389
OTHER ASSETS, LESS LIABILITIES (0.3)% ......................................                         (17,850,157)
                                                                                                 ---------------
NET ASSETS 100.0% ..........................................................                     $ 6,568,175,232
                                                                                                 ===============

(a) See Note 4 regarding investments in Underlying Funds.

(b) The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                     Quarterly Statements of Investments | 9

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED)

FRANKLIN TEMPLETON GROWTH TARGET FUND                                               SHARES            VALUE
-------------------------------------                                          ---------------   ---------------
    INVESTMENTS IN UNDERLYING FUNDS(a)
    DOMESTIC EQUITY 53.1%
(b) Franklin Flex Cap Growth Fund, Advisor Class ...........................         2,796,521   $    82,888,868
(b) Franklin Growth Opportunities Fund, Advisor Class ......................         2,670,349        34,661,125
    Franklin MicroCap Value Fund, Advisor Class ............................           802,567        14,590,665
(b) Franklin Natural Resources Fund, Advisor Class .........................           644,903        13,646,151
(b) Franklin Small Cap Growth Fund, Advisor Class ..........................         2,273,128        13,138,678
    Mutual Shares Fund, Class Z ............................................         4,759,911        65,639,174
                                                                                                 ---------------
                                                                                                     224,564,661
                                                                                                 ---------------
    DOMESTIC FIXED INCOME 11.6%
    Franklin Total Return Fund, Advisor Class ..............................         2,484,544        21,690,072
    Franklin U.S. Government Securities Fund, Advisor Class ................         4,100,338        27,431,261
                                                                                                 ---------------
                                                                                                      49,121,333
                                                                                                 ---------------
    FOREIGN EQUITY 24.7%
    Franklin Global Real Estate Fund, Advisor Class ........................         1,672,302         6,572,146
(b) Franklin Gold and Precious Metals Fund, Advisor Class ..................           831,740        24,494,729
    Mutual European Fund, Class Z ..........................................         2,322,916        36,516,244
    Templeton China World Fund, Advisor Class ..............................           783,968        16,949,378
    Templeton Foreign Fund, Advisor Class ..................................         4,985,344        20,140,789
                                                                                                 ---------------
                                                                                                     104,673,286
                                                                                                 ---------------
    FOREIGN FIXED INCOME 6.4%
    Franklin Templeton Emerging Market Debt Opportunities Fund .............           107,989          813,160
    Templeton Global Bond Fund, Advisor Class ..............................         2,375,476        26,249,011
                                                                                                 ---------------
                                                                                                      27,062,171
                                                                                                 ---------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT TERM INVESTMENTS
       (COST $514,388,117) 95.8% ...........................................                         405,421,451
                                                                                                 ---------------
    SHORT TERM INVESTMENTS (COST $18,431,577) 4.4%
    MONEY MARKET FUNDS 4.4%
(c) Franklin Institutional Fiduciary Trust Money Market Portfolio, 0.13% ...        18,431,577        18,431,577
                                                                                                 ---------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $532,819,694) 100.2% .......                         423,853,028
    OTHER ASSETS, LESS LIABILITIES (0.2)% ..................................                            (813,970)
                                                                                                 ---------------
    NET ASSETS 100.0% ......................................................                     $   423,039,058
                                                                                                 ===============

(a) See Note 4 regarding investments in Underlying Funds.

(b) Non-income producing.

(c) The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                    10 | Quarterly Statements of Investments

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED)

FRANKLIN TEMPLETON MODERATE TARGET FUND                                             SHARES           VALUE
---------------------------------------                                        ---------------   ---------------
    INVESTMENTS IN UNDERLYING FUNDS(a)
    DOMESTIC EQUITY 37.4%
(b) Franklin Flex Cap Growth Fund, Advisor Class ...........................         3,306,068   $    97,991,843
(b) Franklin Growth Opportunities Fund, Advisor Class ......................         3,272,525        42,477,374
    Franklin MicroCap Value Fund, Advisor Class ............................           962,070        17,490,438
(b) Franklin Natural Resources Fund, Advisor Class .........................           729,874        15,444,132
(b) Franklin Small Cap Growth Fund, Advisor Class ..........................         2,677,443        15,475,620
    Mutual Shares Fund, Class Z ............................................         5,620,478        77,506,396
                                                                                                 ---------------
                                                                                                     266,385,803
                                                                                                 ---------------
    DOMESTIC FIXED INCOME 23.2%
    Franklin Total Return Fund, Advisor Class ..............................         8,454,023        73,803,624
    Franklin U.S. Government Securities Fund, Advisor Class ................        13,694,626        91,617,051
                                                                                                 ---------------
                                                                                                     165,420,675
                                                                                                 ---------------
    FOREIGN EQUITY 17.9%
    Franklin Global Real Estate Fund, Advisor Class ........................         2,140,354         8,411,589
(b) Franklin Gold and Precious Metals Fund, Advisor Class ..................         1,031,272        30,370,947
    Mutual European Fund, Class Z ..........................................         2,838,155        44,615,793
    Templeton China World Fund, Advisor Class ..............................           949,935        20,537,600
    Templeton Foreign Fund, Advisor Class ..................................         5,841,620        23,600,145
                                                                                                 ---------------
                                                                                                     127,536,074
                                                                                                 ---------------
    FOREIGN FIXED INCOME 12.9%
    Franklin Templeton Emerging Market Debt Opportunities Fund .............           353,129         2,659,062
    Templeton Global Bond Fund, Advisor Class ..............................         8,063,759        89,104,534
                                                                                                 ---------------
                                                                                                      91,763,596
                                                                                                 ---------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT TERM INVESTMENTS
       (COST $762,134,529) 91.4% ...........................................                         651,106,148
                                                                                                 ---------------
    SHORT TERM INVESTMENTS (COST $61,561,132) 8.6%
    MONEY MARKET FUNDS 8.6%
(c) Franklin Institutional Fiduciary Trust Money Market Portfolio, 0.13% ...        61,561,132        61,561,132
                                                                                                 ---------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $823,695,661) 100.0% .......                         712,667,280
    OTHER ASSETS, LESS LIABILITIES 0.0%(d) .................................                             327,413
                                                                                                 ---------------
    NET ASSETS 100.0% ......................................................                     $   712,994,693
                                                                                                 ===============

(a) See Note 4 regarding investments in Underlying Funds.

(b) Non-income producing.

(c) The rate shown is the annualized seven-day yield at period end.

(d) Rounds to less than 0.1% of net assets.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 11

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED)

FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND                                     SHARES           VALUE
-----------------------------------------------                                ---------------   ---------------
    INVESTMENTS IN UNDERLYING FUNDS(a)
    DOMESTIC EQUITY 66.5%
(b) Franklin Flex Cap Growth Fund, Advisor Class ...........................         1,786,634   $    52,955,822
    Mutual Shares Fund, Class Z ............................................         3,820,559        52,685,510
                                                                                                 ---------------
                                                                                                    105,641,332
                                                                                                 ---------------
    FOREIGN EQUITY 33.0%
    Templeton Growth Fund Inc., Advisor Class ..............................         4,604,405        52,352,083
                                                                                                 ---------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT TERM INVESTMENTS
       (COST $264,576,053) 99.5% ...........................................                         157,993,415
                                                                                                 ---------------
    SHORT TERM INVESTMENTS (COST $1,069,053) 0.7%
    MONEY MARKET FUNDS 0.7%
(c) Franklin Institutional Fiduciary Trust Money Market Portfolio, . 0.13%..         1,069,053         1,069,053
                                                                                                 ---------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $265,645,106) 100.2% .......                         159,062,468
    OTHER ASSETS, LESS LIABILITIES (0.2)% ..................................                            (279,692)
                                                                                                 ---------------
    NET ASSETS 100.0% ......................................................                     $   158,782,776
                                                                                                 ===============

(a) See Note 4 regarding investments in Underlying Funds.

(b) Non-income producing.

(c) The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                    12 | Quarterly Statements of Investments

Franklin Templeton Fund Allocator Series

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Templeton Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of ten funds (Funds). The Funds invest primarily in Franklin Templeton mutual funds (Underlying Funds).

2. SECURITY VALUATION

Net asset value per share is calculated as of the close of trading of the NYSE. Investments in the Underlying Funds are valued at their closing net asset value each trading day.

3. INCOME TAXES

At March 31, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                  FRANKLIN TEMPLETON   FRANKLIN TEMPLETON    FRANKLIN TEMPLETON
                                          2015                 2025                 2035
                                    RETIREMENT FUND      RETIREMENT FUND      RETIREMENT FUND
                                  ------------------   ------------------   -------------------
Cost of investments ...........       $20,090,395          $19,551,690          $11,415,501
                                      ===========          ===========          ===========
Unrealized appreciation .......       $    52,058          $    28,158          $     5,929
Unrealized depreciation .......        (4,910,238)          (5,474,046)          (3,506,497)
                                      -----------          -----------          -----------
Net unrealized appreciation
    (depreciation)  ...........       $(4,858,180)         $(5,445,888)         $(3,500,568)
                                      ===========          ===========          ===========

                                  FRANKLIN TEMPLETON   FRANKLIN TEMPLETON    FRANKLIN TEMPLETON
                                         2045             CONSERVATIVE            COREFOLIO
                                    RETIREMENT FUND        TARGET FUND        ALLOCATION FUND
                                  ------------------   ------------------   -------------------
Cost of investments ...........      $ 7,156,542          $554,803,741         $ 528,347,549
                                     ===========          ============         =============
Unrealized appreciation .......      $        --          $  6,553,431         $          --
Unrealized depreciation .......       (2,238,167)          (69,009,506)         (178,848,153)
                                     -----------          ------------         -------------
Net unrealized appreciation
  (depreciation)  .............      $(2,238,167)         $(62,456,075)        $(178,848,153)
                                     ===========          =============        =============

                                  FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                                    FOUNDING FUNDS          GROWTH               MODERATE
                                   ALLOCATION FUND        TARGET FUND           TARGET FUND
                                  ------------------   ------------------    -----------------
Cost of investments ...........    $ 11,759,533,633      $ 535,445,371         $ 826,604,829
                                   ================      =============         =============
Unrealized appreciation .......    $             --      $  11,792,813         $  16,514,811

Unrealized depreciation .......     (5,173,508,244)       (123,385,156)         (130,452,360)
                                   ----------------      -------------         -------------
Net unrealized appreciation
   (depreciation)  ............    $(5,173,508,244)      $(111,592,343)        $(113,937,549)
                                   ================      =============         =============


                    Quarterly Statements of Investments | 13

Franklin Templeton Fund Allocator Series

3. INCOME TAXES (CONTINUED)

                                  FRANKLIN TEMPLETON
                                      PERSPECTIVES
                                    ALLOCATION FUND
                                  ------------------
Cost of investments ...........     $ 271,520,682
                                    =============
Unrealized appreciation .......     $          --
Unrealized depreciation .......      (112,458,214)
                                    -------------
Net unrealized appreciation
   (depreciation) .............     $(112,458,214)
                                    =============

4. INVESTMENTS IN UNDERLYING FUNDS

The Funds invest primarily in the Underlying Funds which are managed by Franklin Advisers (Advisers), the Funds' investment manager, or an affiliate of Advisers. The Funds do not invest in the Underlying Funds for the purpose of exercising management or control. At March 31, 2009, the Funds held the following positions which exceed 5% of the Underlying Fund's shares outstanding:

NAME OF ISSUER                                         % OF SHARES HELD
--------------                                         ----------------
FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND
Franklin Global Real Estate Fund                              8.90%
Franklin Growth Opportunities Fund                            7.50%
FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND
Franklin Capital Growth Fund                                 10.73%
Franklin Growth Fund                                         5.26%
FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND
Mutual Shares Fund                                           18.64%
Templeton Growth Fund Inc.                                   15.70%
Franklin Income Fund                                          6.39%
FRANKLIN TEMPLETON GROWTH TARGET FUND
Franklin Global Real Estate Fund                             16.00%
Franklin Growth Opportunities Fund                           13.44%
Franklin Small Cap Growth Fund                                5.93%
FRANKLIN TEMPLETON MODERATE TARGET FUND
Franklin Global Real Estate Fund                             20.47%
Franklin Growth Opportunities Fund                           16.47%
Franklin Small Cap Growth Fund                                6.98%
Franklin Flex Cap Growth Fund                                 5.12%

The Funds may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Pursuant to a SEC exemptive order specific to the Funds' investment in the Sweep Money Fund, asset allocation fees are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.


                    14 | Quarterly Statements of Investments

Franklin Templeton Fund Allocator Series

5. FAIR VALUE MEASUREMENTS

The Funds adopted Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157), on January 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Funds have determined that the implementation of SFAS 157 did not have a material impact on the Funds' financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

At March 31, 2009, all of the Funds' investments in securities carried at fair value were in Level 1 inputs.

6. NEW ACCOUNTING PRONOUNCEMENT

In April 2009, FASB issued FASB Staff Position FSP FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which provides additional guidance when the volume and level of activity for the asset or liability measured at fair value have significantly decreased. Additionally, FSP FAS 157-4 amends FASB Statement No. 157, Fair Value Measurements, expanding disclosure requirements by reporting entities surrounding the major categories of assets and liabilities carried at fair value. FSP FAS 157-4 is effective for interim and annual periods ending after June 15, 2009. The Funds are currently evaluating the impact, if any, of applying FSP FAS 157-4.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                    Quarterly Statements of Investments | 15




Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

By /S/LAURA F. FERGERSON
   -------------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date  May 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/LAURA F. FERGERSON
   -------------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date  May 27, 2009


By /S/GASTON GARDEY
   ---------------------
      Gaston Gardey
      Chief Financial Officer and Chief Accounting Officer
Date  May 27, 2009